Feb. 28, 2018

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 9, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018 OF:

PowerShares Active U.S. Real Estate Fund

Important Notice Regarding a Change to the Unitary Management Fee of

PowerShares Active U.S. Real Estate Fund (the “Fund”)

At a meeting held on March 8, 2018, the Board of Trustees (the “Board”) of the PowerShares Actively Managed Exchange-Traded Fund Trust approved a reduction in the annual unitary management fee of the Fund to 0.35% of the Fund’s average daily net assets. The reduced unitary management fee for the Fund will become effective on April 1, 2018.